ACQUISITION OF 10062771 MANITOBA LTD.	12 Months Ended
Jun. 30, 2021
ACQUISITION OF 10062771 MANITOBA LTD.
14. ACQUISITION OF 10062771 MANITOBA LTD.
14.	ACQUISITION OF 10062771 MANITOBA LTD.

On December 1, 2020, the Company acquired 51% of the issued and outstanding shares of 10062771 Manitoba Ltd. (“Manitoba Ltd”), a Manitoba-based cannabis retail venture (the “Transaction”). Manitoba Ltd is considered to be a related party by virtue of a common officer and director. Per the terms of the Transaction, the Company acquired 51% of the issued and outstanding shares of Manitoba Ltd on a fully-diluted basis (the “Purchased Shares”). The consideration for the Purchases Shares was one hundred fifty thousand dollars ($150,000) payable in cash on closing of the Transaction ( the “Consideration”). In addition, Cordova has agreed to loan up to one hundred fifty thousand dollars ($150,000) to Manitoba Ltd to enable the opening of the second store in Manitoba Ltd. On June 21, 2021, the Company entered into a promissory note agreement with Manitoba Ltd for the loan of $150,000 with the initial tranche of $100,000 having been provided.

The following table summarises the recognized amounts of assets acquired and liabilities assumed at the date of acquisition.

$
Cash	29,795
Prepaid expenses	4,595
Inventory	72,265
Furnitures and fixtures	12,251
Leasehold improvements	3,889
Right-of-use asset	101,333
Lease liability	(101,333)
Liabilities assumed	(101,317)
Total identifiable net assets acquired	21,478

On December 1, 2020, the total Subscription Price of $150,000 was fully paid to Manitoba Ltd.

The fair value of non-controlling interest at the acquisition date was calculated as follows:

14.	ACQUISITION OF 10062771 MANITOBA LTD. (continued)

The Company recognized the intangible assets – licenses at the acquisition date and calculated their fair value as follows:

Cash consideration	150,000
Consideration received by Manitoba Ltd.	(150,000)
Non-controlling interest	144,118
Deferred taxliability	45,359
Fair value of identifiable assets	(21,478)
Fair value of licenses	167,999